Cover	6 Months Ended
Mar. 31, 2025
Cover [Abstract]
Entity Registrant Name	Freedom Holdings, Inc.
Entity Central Index Key	0001386044
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	56-2560951
Entity Address Address Line 1	10524 Independence Ave.
Entity Address City Or Town	Chatsworth
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91311
City Area Code	818
Local Phone Number	357-3155
Amendment Description	The registrant hereby amends this registration statement on such date or dates, as may be necessary to delay its effective date until the registrant shall file a further amendment, which specifically states that this registration statement shall thereafter become effective in accordance with Act 1, Section 8A of the Securities Act of 1933, as amended, or until this registration statement shall become effective on such date as the Securities Exchange Commission, acting pursuant to Section 8A, may determine.